Schedule of Investments
May 31, 2021 (unaudited)
Archer Multi Cap Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 97.11%

Beverages - 0.83%
Coca-Cola Co.	600	33,174

Biological Products (No Diagnostic Substances) - 1.57%
Bio-Techne Corp.	151	62,488

Cable & Other Pay Television Services - 2.24%
Cable One, Inc.	17	30,865
Comcast Corp. Class A	1,012	58,028

		88,893

Chemicals & Allied Products - 1.47%
Balchem Corp. (2)	446	58,426

Communications Equipment, Nec - 1.38%
Iridium Communications, Inc. (2)	1,435	54,831

Electromedical & Electrotherapeutic Apparatus - 0.78%
Masimo Corp. (2)	143	30,831

Electronic Components, Nec - 1.03%
Advanced Energy Industries, Inc.	400	40,804

Electronic Computers - 2.66%
Apple, Inc.	256	31,900
Omnicell, Inc. (2)	532	73,948

		105,848

Fabricated Plate Work (Boiler Shops) - 1.21%
Chart Industries, Inc. (2)	331	48,306

Fabricated Structural Metal Products - 0.78%
Proto Labs, Inc. (2)	347	31,018

Fire, Marine & Casualty Insurance - 1.12%
Berkshire Hathaway, Inc. Class B (2)	154	44,574

General Industrial Machinery & Equipment, Nec - 1.49%
Nordson Corp.	267	59,191

Hospital & Medical Service Plans - 5.12%
Molina Healthcare, Inc. (2)	289	72,643
Trupanion, Inc. (2)	493	44,454
UnitedHealth Group, Inc.	210	86,503

		203,600

Hotels & Motels - 3.16%
Caesars Enternatinment, Inc. (2)	681	73,173
Penn National Gaming, Inc. (2)	638	52,297

		125,470

Industrial Instruments For Measurement, Display & Control - 1.62%
Cognex Corp.	813	64,544

Instruments For Measuring & Testing of Electricity & Electrical Signals - 1.45%
Itron, Inc. (2)	605	57,687

Insurance Agents Brokers & Services - 1.12%
Brown & Brown, Inc.	845	44,379

Lawn & Garden Tractors & Home Lawn & Garden Equipment - 1.69%
Toro Co.	606	67,321

Leather & Leather Products - 1.27%
Capri Holdings Ltd. (2)	887	50,302

Measuring & Controlling Devices, Nec - 1.77%
Trimble, Inc. (2)	905	70,400

Metal Mining - 1.69%
Cleveland-Cliffs, Inc. (2)	3,349	67,382

Miscellaneous Chemical Products - 0.89%
WD-40 Co.	145	35,496

Motor Vehicles & Passenger Car Bodies - 1.05%
Tesla, Inc. (2)	67	41,890

Motors & Generators - 1.43%
Generac Holdings, Inc. (2)	173	56,869

National Commercial Banks - 3.96%
Bank of America Corp.	2,013	85,331
JPMorgan Chase & Co.	438	71,937

		157,268

Paints, Varnishes, Lacquers, Enamels & Allied Products - 1.35%
RPM International, Inc.	575	53,780

Pharmaceutical Preparations - 2.33%
Johnson & Johnson	385	65,161
Merck & Co., Inc.	360	27,321

		92,482

Pumps & Pumping Equipment - 1.52%
Graco, Inc.	797	60,349

Retail-Catalog & Mail-Order Houses - 1.62%
Amazon.com, Inc. (2)	20	64,461

Retail-Lumber & Other Building Materials Dealers - 1.20%
Home Depot, Inc.	150	47,837

Rubber & Plastics Footwear - 1.59%
Crocs, Inc. (2)	623	63,073

Semiconductors & Related Devices - 5.46%
Enphase Energy, Inc. (2)	270	38,623
Monolithic Power Systems, Inc.	134	45,978
NVIDIA Corp.	70	45,485
Power Integrations, Inc.	583	47,917
SolarEdge Technologies, Inc. (Israel) (2)	152	39,217

		217,220

Services-Business Services - 6.47%
Fair Isaac Corp. (2)	99	50,100
MasterCard, Inc. Class A	147	53,005
PayPal Holdings, Inc. (2)	247	64,225
Stamps.com, Inc. (2)	181	33,970
Visa, Inc. Class A	247	56,143

		257,443

Services-Commercial Physical & Biological Research - 1.93%
Charles River Laboratories International, Inc. (2)	227	76,724

Services-Computer Processing & Data Preparation - 0.83%
8x8, Inc. (2)	1,408	33,158

Services-Computer Programming, Data Processing, Etc. - 5.58%
Alphabet, Inc. Class A (2)	25	58,921
Alphabet, Inc. Class C (2)	25	53,055
Facebook, Inc. Class A (2)	212	69,691
Factset Research Systems, Inc.	120	40,123

		221,790

Services-Management Consulting Services - 2.38%
Exponent, Inc.	1,038	94,697

Services-Miscellaneous Amusement & Recreation - 1.26%
Walt Disney Co. (2)	280	50,022

Services-Prepackaged Software - 8.01%
Adobe, Inc. (2)	76	38,348
Alarm.com Holdings, Inc. (2)	576	47,163
Ceridian HCM Holding, Inc. (2)	357	31,937
LivePerson, Inc. (2)	917	50,389
Microsoft Corp.	210	52,433
PTC, Inc. (2)	484	64,924
SPS Commerce, Inc. (2)	353	33,132

		318,326

Services-Skilled Nursing Care Facilities - 1.56%
Ensign Group, Inc.	744	61,901

Services-Testing Laboratories - 0.81%
NeoGenomics, Inc. (2)	785	32,209

Services-Video Tape Rental - 0.91%
Netflix, Inc. (2)	72	36,202

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 0.90%
Procter & Gamble Co.	266	35,870

Special Industry Machinery - 1.38%
Brooks Automation, Inc.	537	54,822

Special Industry Machinery (No Metalworking Machinery) - 1.48%
John Bean Technologies Corp.	408	58,764

Sporting & Athletic Goods, NEC - 1.22%
YETI Holdings, Inc. (2)	556	48,706

Telephone Communications (No Radio Telephone) - 0.43%
Verizon Communications, Inc.	300	16,947

Transportation Services - 1.65%
XPO Logistics, Inc. (2)	446	65,531

Trucking (No Local) - 1.61%
SAIA, Inc. (2)	278	63,984

Water Supply - 0.85%
Essential Utilities, Inc.	709	33,890

Total Common Stock	(Cost $ 3,380,844)	3,861,180

Real Estate Investment Trust - 0.96%

Medical Properties Trust, Inc.	1,800	38,106

Total Real Estate Investment Trusts	(Cost $ 37,148)	38,106

Money Market Registered Investment Companies - 2.03%

Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class - 0.01% (3)	80,598	80,598

Total Money Market Registered Investment Companies	(Cost $ 80,598)	80,598

Total Investments - 100.10%	(Cost $ 3,498,590)	3,979,884

Liabilities in excess of Other Assets- (0.10%)		(3,816)

Total Net Assets - 100.00%		3,976,068

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2021 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$3,979,884	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$3,979,884	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the coupon rate shown represents the yield at May 31, 2021